BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2019
BASIS OF PREPARATION
Schedule of reconciliation of the Company's operating lease commitments at December 31, 2018, as previously disclosed in the Company's annual consolidated financial statements, to the lease obligation recognized on initial application of IFRS 16 at January 1, 2019

Adoption of
IFRS 16
Operating lease commitments - December 31, 2018	$13,804
Adjustments from adoption of IFRS 16	(96)
Operating lease commitments - December 31, 2018	13,708

IFRS 16 recognition exemptions:
Short-term leases	(727)
Low-value leases	(24)
Effect from discounting using the incremental borrowing rate - January 1, 2019	(1,066)
Lease obligation recognized on adoption of IFRS 16	11,891
Finance lease obligation (IAS 17) - December 31, 2018	748
Lease obligation - January 1, 2019	$12,639